SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stock Option [Member]
Number of awards
Outstanding at beginning of year	7,075,600
Granted	316,830
Exercised	(464,667)
Forfeited or expired	(736,890)
Outstanding at end of the period	6,190,873	7,075,600
Options exercisable at end of the period	4,219,760
Vested and expected to vest	5,807,340
Weighted average exercise price
Outstanding at beginning of year	$ 3.64
Granted	2.13
Exercised	1.19
Forfeited or expired	4.87
Outstanding at end of the period	3.67	$ 3.64
Options exercisable at end of the period	4.14
Vested and expected to vest	$ 3.75
Weighted-average remaining contractual term
Outstanding at end of the period	3 years 29 days	3 years 3 months 18 days
Options exercisable at end of the period	2 years 3 months 3 days
Vested and expected to vest	2 years 11 months 12 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 1,366
Outstanding at end of the period	1,019	$ 1,366
Options exercisable at end of the period	985
Vested and expected to vest	$ 1,010
Restricted Stock Units RSUs [Member]
Number of awards
Outstanding at beginning of year	373,623
Granted	4,300
Vested	(12,094)
Forfeited or expired	(13,410)
Outstanding at end of the period	352,419	373,623
Aggregate intrinsic value
Outstanding at beginning of year	$ 785
Outstanding at end of the period	$ 758	$ 785